Cover	Dec. 02, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40001
Entity Registrant Name	Compute Health Acquisition Corp.
Entity Central Index Key	0001828608
Entity Tax Identification Number	85-3449307
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1100 North Market Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19890
City Area Code	212
Local Phone Number	829-300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-quarter of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-quarter of one Redeemable Warrant
Trading Symbol	CPUH.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share, included as part of the Units
Title of 12(b) Security	Class A common stock, par value $0.0001 per share, included as part of the Units
Trading Symbol	CPUH
Security Exchange Name	NYSE
Redeemable Warrants included as part of the Units, each exercisable for one share of Class A common stock for $11.50 per share
Title of 12(b) Security	Redeemable Warrants included as part of the Units, each exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	CPUH WS
Security Exchange Name	NYSE